Note 4 - Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Tables/Schedules
Schedule of Property and Equipment

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation, consisted of the following:

	September 30, 2016	December 31, 2015
Furniture, fixtures, and equipment	$-	$8,403
Software	221,000	-
Less: accumulated depreciation	(12,412)	(3,225)
Fixed assets, net	$208,588	$5,178

Furniture, fixtures, and equipment, stated at cost, less accumulated depreciation consisted of the following at December 31:

	2015	2014
Furniture, fixtures, and equipment	$8,403	$8,403
Less: accumulated depreciation	(3,225)	(416)
Fixed assets, net	$5,178	$7,987